Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE	$ 2,661,183	$ 1,827,245	$ 4,416,933	$ 2,961,572	$ 7,624,584	$ 4,203,112
COST OF REVENUES	2,102,973	1,544,103	3,726,129	2,741,058	6,503,135	4,207,852
GROSS PROFIT (LOSS)	558,210	283,142	690,804	220,514	1,121,449	(4,740)
OPERATING EXPENSES
Salaries and salary related costs	613,010	429,330	1,100,042	618,647	1,720,492	475,512
Stock-based compensation		5,588,207		5,588,207	5,590,486
Professional fees	1,157,117	729,893	2,030,556	924,671	3,146,692	265,575
Depreciation and amortization	193,839	241,665	386,705	248,540	505,434
General and administrative expenses	369,636	282,401	771,276	414,052	1,074,634	359,175
Goodwill impairment		15,669,287		15,669,287	20,364,001
Total operating expenses	2,333,602	22,940,783	4,288,579	23,463,404	32,401,739	1,100,262
OPERATING LOSS	(1,775,392)	(22,657,641)	(3,597,775)	(23,242,890)	(31,280,290)	(1,105,002)
OTHER (EXPENSE) INCOME:
Change in fair value of derivative liability		9,652	17,500	9,652	41,670
Interest expense, net of interest income	(733,812)	(359,180)	(1,244,266)	(438,832)	(1,380,122)	(199,453)
Gain on forgiveness of note payable					91,803
Gain on forgiveness of Paycheck Protection Program loans						812,305
Loss on extinguishment of debt and issuance of common share rights					(116,591,322)
Other income (expense), net	155,235	103,121	211,628	103,421	113,212	(166,513)
Total other (expense) income	(578,577)	(246,407)	(1,015,138)	(325,759)	(117,724,759)	446,339
Provision for income taxes
Net loss	(2,353,969)	(22,904,048)	(4,612,913)	(23,568,649)	(149,005,049)	(658,663)
Deemed dividends attributable to accretion of Series B Preferred Stock to redemption value	(3,958,376)		(3,958,376)
Deemed dividend			(862,289)		(1,075,000)
Net loss available to common stockholders	$ (6,312,345)	$ (22,904,048)	$ (9,433,578)	$ (23,568,649)	$ (150,080,049)	$ (658,663)
Net loss per share, basic	$ (0.03)	$ (0.67)	$ (0.04)	$ (0.69)	$ (0.88)
Net loss per share, diluted	$ (0.03)	$ (0.67)	$ (0.04)	$ (0.69)	$ (0.88)
Weighted-average common shares outstanding - basic	222,067,042	33,959,755	222,067,042	33,959,755	170,715,695
Weighted-average common shares outstanding - diluted	222,067,042	33,959,755	222,067,042	33,959,755	170,715,695